Information on Regulatory Capital and Capital Adequacy Ratios (Tables)	12 Months Ended
Dec. 31, 2024
Information on Regulatory Capital and Capital Adequacy Ratios Disclosure [Abstract]
Schedule of Total Assets, Risk-Weighted Assets and Components of the Effective Equity According To Basel III

Information on regulatory capital and capital adequacy indicators is presented below:

	Total assets, risk-weighted assets and components of the effective equity according to Basel III		Local and Overall consolidated December 2024	Local and Overall consolidated December 2023
Item No.	Item description	Note	MCh$	MCh$
1	Total assets according to the statement of financial position		52,095,441	55,792,552
2	Non-consolidated investment in subsidiaries	a	—	—
3	Assets discounted from regulatory capital, other than item 2	b	2,544,175	2,253,206
4	Derivative credit equivalents	c	1,056,941	886,789
5	Contingent loans	d	3,104,187	2,827,120
6	Assets generated by the intermediation of financial instruments	e	—	—
7	= (1-2-3+4+5-6) Total assets for regulatory purposes		53,712,394	57,253,255
8.a	Credit risk weighted assets, estimated according to the standard methodology (CRWA)	f	32,704,910	31,887,173
8.b	Credit risk weighted assets, estimated according to internal methodologies (CRWA)	f	—	—
9	Market risk weighted assets (MRWA)	h	1,309,590	1,693,317
10	Operational risk weighted assets (ORWA)	g	4,339,979	4,110,324
11.a	= (8.a/8.b+9+10) Risk-weighted assets (RWA)		38,354,479	37,690,814
11.b	= (8.a/8.b+9+10) Risk-weighted assets, after application of the output floor (RWA)		38,354,479	37,690,814
12	Owner’s equity		5,622,999	5,237,283
13	Non-controlling interest	i	2	2
14	Goodwill	j	—	—
15	Excess minority investments	k	—	—
16	= (12+13-14-15) Core Tier 1 Capital (CET1)		5,623,001	5,237,285
17	Additional deductions to core tier 1 capital, other than item 2	l	111,087	60,992
18	= (16-17-2) Core Tier 1 Capital (CET1)		5,511,914	5,176,293
19	Voluntary provisions (additional) imputed as additional Tier 1 capital (AT1)	m	—	—
20	Subordinated bonds imputed as additional tier 1 capital (AT1)	m	—	—
21	Preferred shares allocated to additional tier 1 capital (AT1)		—	—
22	Bonds without a fixed term of maturity imputed to additional tier 1 capital (AT1)		—	—
23	Discounts applied to AT1	l	—	—
24	= (19+20+21+22-23) Additional Tier 1 Capital (AT1)		—	—
25	= (18+24) Tier 1 Capital		5,511,914	5,176,293
26	Voluntary provisions (additional) imputed as Tier 2 capital (T2)	n	408,811	398,590
27	Subordinated bonds imputed as Tier 2 capital (T2)	n	1,034,567	1,003,701
28	= (26+27) Equivalent tier 2 capital (T2)		1,443,378	1,402,291
29	Discounts applied to T2		—	—
30	= (28-29) Tier 2 capital (T2)		1,443,378	1,402,291
31	= (25+30) Effective equity		6,955,292	6,578,584
32	Additional basic capital required for the constitution of the conservation buffer	o	958,862	706,706
33	Additional basic capital required to set up the countercyclical buffer	p	191,772	—
34	Additional basic capital required for banks qualified as systemic	q	359,573	235,569
35	Additional capital required for the evaluation of the adequacy of effective equity (Pillar 2)	r	47,943	—

Schedule of Capital Adequacy Ratios and Regulatory Compliance According To Basel III	Corresponds to the additional capital for the evaluation of the sufficiency of the effective equity (Pillar 2) of the bank, as established in Chapter 21-13 of the RAN.
			Local and Overall consolidated	Local and Overall consolidated
No. Item	Capital Adequacy Ratios and Regulatory Compliance according to Basel III	Note	December 2024%	December 2023%
1	Leverage Ratio (T1 I18/T1 I7)		10.26%	9.04%
1.a	Leverage Ratio that the bank must meet, considering the minimum requirements	a	3%	3%
2	CET 1 Capital Ratio (T1 I18/T1 I11.b)		14.37%	13.73%
2.a	CET 1 Capital Ratio that the bank must meet, considering the minimum requirements	a	5.51%	5.13%
2.b	Capital buffer shortfall	b	—	—
3	Tier 1 Capital Ratio (T1 I25/T1 I11.b)		14.37%	13.73%
3.a	Tier 1 Capital Ratio that the bank must meet, considering the minimum requirements	a	7.03%	6.63%
4	Regulatory Capital Ratio (T1 I31/T1 I11.b)		18.13%	17.45%
4.a	Total or Regulatory Capital Ratio that the bank must meet, considering the minimum requirements	a	9.06%	8.63%
4.b	Total or Regulatory Capital Ratio that the bank must meet, considering the charge for article 35 bis	c	N/A	N/A
4.c	Total or Regulatory Capital Ratio that the bank must meet, considering the minimum requirements, conservation buffer and countercyclical buffer	b	12.06%	10.50%
5	Credit rating	d	A	A
	Regulatory compliance for Capital Adequacy
6	Additional provisions computed in Tier 2 capital (T2) in relation to CRWA (T1 I26/T1 I8.a)	e	1.25%	1.25%
7	Subordinated bonds computed as Tier 2 capital (T2) in relation to CET 1 Capital	f	18.40%	19.16%
8	Additional Tier 1 Capital (AT1) in relation to CET 1 Capital (T1 I24/T1 I18)	g	—	—
9	Voluntary (additional) provisions and subordinated bonds computed as AT1 in relation to RWAs ((T1 I19+T1 I20)/T1 I11.b)	h	N/A	N/A